Average Annual Total Returns - Macquarie Tax-Free Arizona Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	6.40%	2.25%	3.03%	1.96%	0.68%	2.37%	1.96%	0.65%	2.35%	2.49%	1.22%	2.57%	4.94%	0.87%	2.08%	7.01%	1.86%	3.11%